Premises and Equipment - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 14,226	$ 14,349
Accumulated depreciation and amortization	(6,829)	(6,508)
Premises and equipment, net	7,397	7,841
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,561	3,561
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,043	7,027
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,023	3,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 599	$ 593